Income Tax (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards					$ 728,566	$ 69,745
Current Income Tax Expense (Benefit)			$ 959,639		959,639
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 24,461	$ 49,228	$ 1,043,932	$ 994,704	$ 35,065